FINANCIAL INSTRUMENTS - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 282,083
Beginning balance	(267,117)
Transfers out	0	£ (22)
Transfers out	0	22
Ending Balance	267,076	282,083
Ending Balance	(252,983)	(267,117)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	125	127
Fair value movements	(2)	27
Foreign exchange and other movements		(7)
Purchases	0	1
Transfers out		0
Netting		(3)
Settlements	(36)	(20)
Ending Balance	87	125
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	(2)	20
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	0
Fair value movements	0	0
Foreign exchange and other movements		0
Purchases	34	0
Transfers out		0
Netting		0
Settlements	0	0
Ending Balance	34	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0	0
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	161	181
Fair value movements	4	45
Foreign exchange and other movements		(7)
Purchases	34	1
Transfers out		(22)
Netting		(3)
Settlements	(43)	(34)
Ending Balance	156	161
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	4	38
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	36	54
Fair value movements	6	18
Foreign exchange and other movements		0
Purchases	0	0
Transfers out		(22)
Netting		0
Settlements	(7)	(14)
Ending Balance	35	36
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	6	18
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(10)	(12)
Fair value movements	(5)	(1)
Foreign exchange and other movements		0
Purchases	0	0
Transfers out		0
Netting		0
Settlements	1	3
Ending Balance	(14)	(10)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	(5)	(1)
Other financial liabilities at FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	(3)
Fair value movements	0	0
Foreign exchange and other movements		0
Purchases	0	0
Transfers out		0
Netting		0
Settlements	0	3
Ending Balance	0	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0	0
Financial liabilities at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(10)	(15)
Fair value movements	(5)	(1)
Foreign exchange and other movements		0
Purchases	0	0
Transfers out		0
Netting		0
Settlements	1	6
Ending Balance	(14)	(10)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	£ (5)	£ (1)